SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

ForIntrinsic Value Fund and VT Intrinsic Value Fund (the “Funds”)

Effective March 30, 2012, David Graham will retire from Metropolitan West Capital Management and consequently will no longer serve as a portfolio manager to the Funds. Gary Lisenbee and Jeffrey Peck will continue to manage the Funds after that time.

February 23, 2012                                                                                                                                                                                                                                                                                                                                                   LCAM022/P103SP3